Consolidated Statements of Changes in Equity	Common shares USD ($) shares	Common shares CNY (¥) shares	Treasury Shares USD ($)	Treasury Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2014		¥ 3,474,894		¥ (1,029,766)		¥ 437,964,776		¥ (27,145,929)				¥ (1,372,103)		¥ 411,891,872
Balance (in shares) at Mar. 31, 2014 | shares	45,281,518	45,281,518
Increase (Decrease) in Stockholders' Equity
Net income (loss)												23,055,720		23,055,720
Foreign currency translation adjustment, net of nil income tax								(30,753)						(30,753)
Share-based compensation (Note 13)				2,983,072		4,128,244								7,111,316
Share-based compensation (Note 13) (in shares) | shares	214,314	214,314
Issuance of common shares with net-settlement of employee individual income tax		¥ 38,824		(1,792,215)		3,814,809								2,061,418
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	577,064	577,064
Repurchase of common shares (Note 14)				(8,362,136)										(8,362,136)
Repurchase of common shares (Note 14) (in shares) | shares	(612,314)	(612,314)
Special cash dividend (Note 15)						(58,405,029)								(58,405,029)
Balance at Mar. 31, 2015		¥ 3,513,718		(8,201,045)		387,502,800		(27,176,682)				21,683,617		377,322,408
Balance (in shares) at Mar. 31, 2015 | shares	45,460,582	45,460,582
Increase (Decrease) in Stockholders' Equity
Net income (loss)												26,051,187		26,051,187
Foreign currency translation adjustment, net of nil income tax								2,002,553						2,002,553
Share-based compensation (Note 13)						9,164,822								9,164,822
Issuance of common shares with net-settlement of employee individual income tax		¥ 16,986				(791,340)								(774,354)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	273,766	273,766
Repurchase of common shares (Note 14)				(19,536,028)										(19,536,028)
Balance at Mar. 31, 2016		¥ 3,530,704		(27,737,073)		395,876,282		(25,174,129)				47,734,804		¥ 394,230,588
Balance (in shares) at Mar. 31, 2016 | shares	45,734,348	45,734,348											45,734,348	45,734,348
Increase (Decrease) in Stockholders' Equity
Net income (loss)										¥ (253,405)		(9,716,002)	$ (1,448,368)	¥ (9,969,407)
Foreign currency translation adjustment, net of nil income tax								658,228					95,628	658,228
Unrealized loss on available-for-sale investment, net of nil income tax (Note 5)								(553,870)					(80,467)	(553,870)
Share-based compensation (Note 13)						6,958,403								6,958,403
Issuance of common shares with net-settlement of employee individual income tax		¥ 3,208				(203,255)								(200,047)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares	48,376	48,376
Acquisition of non-controlling interests (Note 21)										1,333,333				1,333,333
Balance at Mar. 31, 2017	$ 513,411	¥ 3,533,912	$ (4,029,677)	¥ (27,737,073)	$ 58,494,803	¥ 402,631,430	$ (3,642,168)	¥ (25,069,771)	$ 156,893	¥ 1,079,928	$ 5,523,420	¥ 38,018,802	$ 57,016,682	¥ 392,457,228
Balance (in shares) at Mar. 31, 2017 | shares	45,782,724	45,782,724											45,782,724	45,782,724